Related party transactions (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	€ 11,707	€ 26,741	€ 32,274	€ 51,222
Cost of revenues	11,043	23,089	29,921	44,270
Selling, general and other costs	1,041	1,573	2,480	3,090
Net financial expenses	237	260	450	504
Trade and other receivables	7,133		7,133		€ 9,004
Current trade payables	15,957		15,957		21,616
Revenue	11,707	26,741	32,274	51,222
Cost of revenues	11,043	23,089	29,921	44,270
Net financial expenses	(237)	(260)	(450)	(504)
Selling, general and other costs	1,041	1,573	2,480	3,090
Joint arrangements and associates [Member]
Disclosure of transactions between related parties [line items]
Revenue	330	769	1,036	1,541
Cost of revenues	147	687	632	1,203
Net financial expenses	7	10	15	25
Trade and other receivables	531		531		432
Current trade payables	414		414		362
Other liabilities	144		144		207
Secured bank loans received	19		19		141
Unsecured bank loans received	63		63		194
Revenue	330	769	1,036	1,541
Cost of revenues	147	687	632	1,203
Net financial expenses	(7)	(10)	(15)	(25)
Selling, general and administrative expense (income)	(2)	(10)	(5)	(25)
CNHI [Member]
Disclosure of transactions between related parties [line items]
Revenue	51	110	126	237
Cost of revenues	56	93	113	166
Net financial expenses	0	0	0	0
Trade and other receivables	35		35		49
Current trade payables	64		64		87
Other liabilities	12		12		11
Secured bank loans received	0		0		0
Unsecured bank loans received	0		0		0
Revenue	51	110	126	237
Cost of revenues	56	93	113	166
Net financial expenses	0	0	0	0
Selling, general and administrative expense (income)	0	1	0	3
Ferrari N.V. [Member]
Disclosure of transactions between related parties [line items]
Revenue	4	9	9	23
Cost of revenues	9	35	27	75
Net financial expenses	0	0	0	0
Trade and other receivables	9		9		12
Current trade payables	18		18		49
Other liabilities	0		0		0
Secured bank loans received	0		0		0
Unsecured bank loans received	0		0		€ 0
Revenue	4	9	9	23
Cost of revenues	9	35	27	75
Net financial expenses	0	0	0	0
Selling, general and administrative expense (income)	€ 0	€ 0	€ 0	€ 0